CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance (in shares) at Jul. 31, 2019		61,805,856
Balance at Jul. 31, 2019	$ 52,692	$ 618	$ 7,477,327	$ (7,426,287)	$ 1,034
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock pursuant to employee stock purchase plan (in shares)		21,540
Issuance of common stock pursuant to employee stock purchase plan	10		10
Restricted stock grants, net of forfeitures (in shares)		960,523
Restricted stock grants, net of forfeitures	0	$ 10	(10)
Share-based compensation	720		720
Other comprehensive items	$ 2,809				2,809
Balance (in shares) at Jul. 31, 2020	62,787,919	62,787,919
Balance at Jul. 31, 2020	$ 48,818	$ 628	7,478,047	(7,433,700)	3,843
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(5,284)			(5,284)
Preferred dividends	(2,129)			(2,129)
Issuance of common stock pursuant to employee stock purchase plan (in shares)		9,145
Issuance of common stock pursuant to employee stock purchase plan	4		4
Restricted stock grants, net of forfeitures (in shares)		302,432
Restricted stock grants, net of forfeitures	0	$ 4	(4)
Share-based compensation	591		591
Other comprehensive items	$ 3,319				3,319
Balance (in shares) at Jul. 31, 2021	63,099,496	63,099,496
Balance at Jul. 31, 2021	$ 6,212	$ 632	$ 7,478,638	(7,480,220)	$ 7,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(44,391)			(44,391)
Preferred dividends	$ (2,129)			$ (2,129)